Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Revenue Recognition

Revenue Recognition

Sales revenue consists of amounts earned from customers through the sales of its finished products via wholesale and direct online retail channels. The Company also operates a branded ingredients division that sells raw material fruit powder and extracts to wholesale customers. Sales revenue is recognized when persuasive evidence of an arrangement exists, price is fixed or determinable, title to and risk of loss for the product has passed, which is generally when the products are received by the customers, and collectability is reasonably assured. Customers accept goods FOB shipping point. Goods are sold on a final sale basis and in the normal course of business the Company does not accept sales returns. In exceptional circumstances when negotiated, sales returns which are accepted goods are returned to inventory and deducted from sales revenue.